Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock [Member]	Capital Surplus[Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 31, 2010	$ 314,861	$ 46,249	$ 103,057	$ 270,905	$ (102,853)	$ (2,497)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	40,678			40,678
Other Comprehensive Income (Loss), Net of Tax	(1,410)					(1,410)
Cash dividends declared	(20,533)			(20,533)
Stock-based compensation expense, net	1,066		283		783
Exercise of stock options	262		(5)		267
Purchase of treasury shares	(23,790)				(23,790)
Ending balance at Dec. 31, 2011	311,134	46,249	103,335	291,050	(125,593)	(3,907)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	38,945			38,945
Other Comprehensive Income (Loss), Net of Tax	2,485					2,485
Acquisition	7,723		276		7,447
Cash dividends declared	(20,725)			(20,725)
Stock-based compensation expense, net	1,083		34		1,049
Exercise of stock options	544		(121)		665
Purchase of treasury shares	(7,915)				(7,915)
Ending balance at Dec. 31, 2012	333,274	46,249	103,524	309,270	(124,347)	(1,422)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	48,215			48,215
Other Comprehensive Income (Loss), Net of Tax	(3,568)					(3,568)
Acquisition	28,508		4,236		24,272
Cash dividends declared	(23,515)			(23,515)
Stock-based compensation expense, net	1,282		(37)		1,319
Exercise of stock options	3,427		(127)		3,554
Ending balance at Dec. 31, 2013	$ 387,623	$ 46,249	$ 107,596	$ 333,970	$ (95,202)	$ (4,990)